Business segment information - Reconciliation with consolidated financial statements (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Business segment information
Sales	$ 140,685	$ 200,316	$ 209,363
Excise taxes	(20,981)	(24,067)	(25,257)
Revenues from sales	119,704	176,249	184,106
Purchases, net of inventory variation	(77,486)	(116,221)	(125,816)
Other operating expenses	(25,538)	(27,255)	(27,484)
Exploration costs	(731)	(785)	(797)
Depreciation, depletion and impairment of tangible assets and mineral interests	(22,264)	(15,731)	(13,992)
Other income	2,237	1,163	1,838
Other expense	(1,506)	(1,192)	(1,273)
Financial interest on debt	(2,147)	(2,333)	(1,933)
Financial income and expense from cash & cash equivalents	37	(19)	(188)
Cost of net debt	(2,110)	(2,352)	(2,121)
Other financial income	914	792	1,120
Other financial expense	(690)	(764)	(685)
Net income (loss) from equity affiliates	452	3,406	3,170
Income taxes	(318)	(5,872)	(6,516)
CONSOLIDATED NET INCOME	(7,336)	11,438	11,550
Group share	(7,242)	11,267	11,446
Non-controlling interests	(94)	171	104
Adjusted
Business segment information
Sales	140,665	200,380	209,307
Excise taxes	(20,981)	(24,067)	(25,257)
Revenues from sales	119,684	176,313	184,050
Purchases, net of inventory variation	(75,672)	(116,464)	(125,134)
Other operating expenses	(24,850)	(26,872)	(27,060)
Exploration costs	(731)	(785)	(797)
Depreciation, depletion and impairment of tangible assets and mineral interests	(13,312)	(14,811)	(12,218)
Other income	1,405	876	1,518
Other expense	(689)	(455)	(448)
Financial interest on debt	(2,140)	(2,318)	(1,866)
Financial income and expense from cash & cash equivalents	68	(19)	(188)
Cost of net debt	(2,072)	(2,337)	(2,054)
Other financial income	914	792	1,120
Other financial expense	(689)	(764)	(685)
Net income (loss) from equity affiliates	1,388	2,260	3,161
Income taxes	(1,309)	(5,663)	(7,489)
CONSOLIDATED NET INCOME	4,067	12,090	13,964
Group share	4,059	11,828	13,559
Non-controlling interests	8	262	405
Adjustments
Business segment information
Sales	20	(64)	56
Revenues from sales	20	(64)	56
Purchases, net of inventory variation	(1,814)	243	(682)
Other operating expenses	(688)	(383)	(424)
Depreciation, depletion and impairment of tangible assets and mineral interests	(8,952)	(920)	(1,774)
Other income	832	287	320
Other expense	(817)	(737)	(825)
Financial interest on debt	(7)	(15)	(67)
Financial income and expense from cash & cash equivalents	(31)
Cost of net debt	(38)	(15)	(67)
Other financial expense	(1)
Net income (loss) from equity affiliates	(936)	1,146	9
Income taxes	991	(209)	973
CONSOLIDATED NET INCOME	(11,403)	(652)	(2,414)
Group share	(11,301)	(561)	(2,113)
Non-controlling interests	$ (102)	$ (91)	$ (301)